INCOME TAXES - Tax losses year of expiration (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Recognized losses	$ (1,192)	$ (1,270)
Recognized DTA	322	411
Non-recognized losses	(9,455)	(8,301)
Non-recognized DTA	1,987	1,777
0 - 5 years
Income taxes
Recognized losses	(347)	(47)
Recognized DTA	85
Non-recognized losses	(420)	(1,016)
Non-recognized DTA	95	237
6 - 10 years
Income taxes
Recognized losses	(12)
Recognized DTA	3	9
Non-recognized losses	(2,639)	(2,148)
Non-recognized DTA	660	537
Indefinite
Income taxes
Recognized losses	(833)	(1,223)
Recognized DTA	234	402
Non-recognized losses	(6,396)	(5,137)
Non-recognized DTA	1,232	1,003
Luxembourg and Netherlands
Income taxes
Recognized DTA	28	80
Luxembourg
Income taxes
Non-recognized losses	6,532	(5,126)
Netherlands
Income taxes
Recognized losses	(109)
Non-recognized losses	$ 2,474	$ (2,148)